UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	5/31/2018

Item 1. Schedule of Investments

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 99.3%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475,000	$ 522,980
Sharp Healthcare, Ser. A	5.000	08/01/43	2,000,000	2,198,800
Alameda Corridor Trans. Auth. Rev.,
Sub. Lien, Ser. B, Rfdg.	5.000	10/01/34	2,070,000	2,324,237
Sub. Lien, Ser. B, Rfdg.	5.000	10/01/35	1,250,000	1,399,662

Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000	05/01/39	1,000,000	1,124,220
Bay Area Toll Auth. Rev.,
Ser. F-1	5.000	04/01/56	1,000,000	1,139,050
Ser. F-1, Rfdg.	5.000	04/01/54	1,000,000	1,103,870
California Cnty. Tob. Secur. Agy. Rev.,
Asset-Bkd.	5.450	06/01/28	500,000	506,695
Tob. Conv. Bonds, LA Cnty. Ser. B (Converted to Fixed on 12/01/10)	5.250	06/01/21	1,380,000	1,398,630
Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100	06/01/28	1,035,000	1,035,321
California Edl. Facs. Auth. Rev.,
Chapman University, Ser. B	4.000	04/01/47	2,720,000	2,807,774
Loyola Marymount Univ., Ser. A	5.125	10/01/40	1,000,000	1,041,170
Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000,000	2,290,560
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000,000	1,176,330
Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(ee)	6.000	02/01/32	1,000,000	1,071,530
Kaiser Permanente, Sub., Ser. A-2	4.000	11/01/44	2,250,000	2,344,972
Lucile Salter Packard Children’s Hosp., Ser. A	4.000	11/15/47	750,000	776,265
Lucile Salter Packard Children’s Hosp., Ser. A	5.000	08/15/43	1,000,000	1,108,720
Lucile Salter Packard Children’s Hosp., Ser. A	5.000	11/15/56	1,500,000	1,708,110
Providence Hlth., Ser. B	5.500	10/01/39	1,500,000	1,571,895
Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(ee)	6.500	10/01/38	20,000	20,327
Scripps Hlth., Ser. A	5.000	11/15/36	1,200,000	1,257,600
Scripps Hlth., Ser. A	5.000	11/15/40	1,000,000	1,096,990
St. Joseph Hlth. Sys., Ser. A	5.750	07/01/39	1,000,000	1,043,600
Stanford Healthcare, Ser. A	4.000	11/15/40	1,050,000	1,094,489
Stanford Healthcare, Ser. A	5.000	08/15/54	1,000,000	1,110,780
Stanford Hosp., Ser. A-3, Rfdg. (Pre-refunded date 11/15/21)(ee)	5.500	11/15/40	500,000	563,530
Sutter Hlth., Ser. A, Rfdg.	4.000	11/15/42	1,000,000	1,038,280
Sutter Hlth., Ser. A, Rfdg.	5.000	11/15/38	1,000,000	1,167,040
Sutter Hlth., Ser. A, Rfdg.	5.000	08/15/43	1,500,000	1,696,980
Sutter Hlth., Ser. D	5.250	08/15/31	1,000,000	1,104,720

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)
California Muni. Fin. Auth. Ed. Rev.,
Amern. Heritage Ed., Ser. A, Rfdg.	4.000%	06/01/26	500,000	$ 530,535
Amern. Heritage Ed., Ser. A, Rfdg.	5.000	06/01/46	500,000	541,020
California Muni. Fin. Auth. Rev.,
Ser. A, 144A	5.500	06/01/48	250,000	257,073
Var. Chevron USA Rec. Zone, Ser. A, FRDD (Mandatory put date 05/31/18)	0.570(cc)	11/01/35	500,000	500,000
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Amern. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	1,250,000	1,334,000
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22	250,000	257,683
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39	250,000	271,105

California Pub. Fin. Auth. Rev., Sharp Healthcare, Ser. A	4.000	08/01/47	1,000,000	1,032,350
California Sch. Fin. Auth. Chrt. Sch. Rev., Alliance CLG-Ready Pub. Schs., 144A	5.000	07/01/51	620,000	665,762
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Ser. A, 144A	4.000	07/01/26	300,000	319,581
Alliance CLG-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/45	1,000,000	1,080,890
Aspire Pub. Schs., Ser. A, Rfdg., 144A	5.000	08/01/46	1,000,000	1,076,490
Green Dot Pub. Sch. Proj., Ser. A, 144A	5.000	08/01/45	610,000	649,174
Kipp. LA. Proj., Ser A, 144A	5.000	07/01/47	500,000	554,180
Summit Pub. Schs., 144A	5.000	06/01/47	1,000,000	1,086,700

California Sch. Fin. Auth. Sch. Facs. Rev., Kipp. LA. Proj., Ser A, 144A	5.000	07/01/45	1,000,000	1,088,680
California Sch. Fin. Auth. Sch. Rev., Aspire Pub. Schs., Ser. A, Rfdg., 144A	5.000	08/01/40	2,000,000	2,160,800
California St.,
GO	5.000	03/01/45	2,000,000	2,268,520
GO	5.000	08/01/45	1,500,000	1,712,655
GO	5.000	08/01/46	1,500,000	1,734,405
GO	5.250	11/01/40	750,000	806,655
GO (Pre-refunded date 04/01/19)(ee)	6.000	04/01/38	1,060,000	1,099,835
Unrefunded Balance, GO	5.500	04/01/30	5,000	5,015
Unrefunded Balance, Var. Purp., GO	6.000	04/01/38	1,940,000	2,008,482
Var. Purp., GO	4.000	11/01/47	1,500,000	1,585,545
Var. Purp., GO	5.000	10/01/29	1,500,000	1,565,355
Var. Purp., GO	5.000	09/01/41	5,000,000	5,445,400
Var. Purp., GO	5.000	10/01/41	1,250,000	1,364,113
Var. Purp., GO	5.000	10/01/47	2,000,000	2,299,620
Var. Purp., GO	5.250	04/01/35	1,250,000	1,385,212
Var. Purp., GO	5.500	11/01/39	1,000,000	1,053,070
Var. Purp., GO	5.500	03/01/40	2,000,000	2,124,840
Var. Purp., GO	6.000	03/01/33	2,750,000	2,951,987
Var. Purp., GO	6.000	11/01/39	1,500,000	1,590,000
California St. Pub. Wks. Brd. Lease Rev.,
Judicial Council Projs., Ser. D	5.000	12/01/31	1,000,000	1,095,370

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)
California St. Pub. Wks. Brd. Lease Rev., (cont’d.)
Var. Cap. Proj., Ser. C, Rfdg.	5.000%	11/01/34	1,300,000	$ 1,516,086

California St. Univ. Rev., Ser. A, Systemwide	5.000	11/01/37	1,250,000	1,355,300
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Ser. A, Rfdg., 144A	5.250	11/01/44	250,000	265,905
Cottage Hlth.	5.000	11/01/40	1,000,000	1,053,020
Front Porch Communities & Services, Rfdg.	4.000	04/01/42	1,500,000	1,531,290
Green Marin General Hosp. Proj.	4.000	08/01/45	1,250,000	1,278,625
Loma Linda Univ. Med. Ctr., Ser. A	5.250	12/01/44	1,000,000	1,083,920
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000	12/01/27	1,000,000	1,106,720
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/56	1,000,000	1,082,650
Polytechnic Sch.	5.000	12/01/34	2,000,000	2,089,240
Presbyterian Homes, 144A	7.250	11/15/41	500,000	535,245
Spl. Tax No. 97-1, CABS	5.910(t)	09/01/22	1,335,000	1,041,954
Sutter Hlth., Ser. A (Pre-refunded date 08/15/20)(ee)	6.000	08/15/42	2,000,000	2,186,920

Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875	01/01/34	1,000,000	1,038,560
Chula Vista Muni. Fing. Auth. Spl. Tax, Rfdg.	5.000	09/01/21	500,000	545,030
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfdg.	5.000	05/15/36	1,250,000	1,314,775
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000	09/01/24	2,000,000	2,005,480
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000	09/01/34	500,000	540,825
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250,000	1,377,112
Foothill-Eastern Trans. Rev., Ser. B-1	3.950	01/15/53	1,000,000	1,004,530
Golden St. Tob. Secur. Corp. Rev.,
Asset-Bkd., Ser. A-1, Rfdg.	5.125	06/01/47	1,670,000	1,670,033
Ser. A-1, Rfdg.	5.000	06/01/27	150,000	173,490
Ser. A-1, Rfdg.	5.000	06/01/28	1,215,000	1,395,974
Ser. A-1, Rfdg.	5.000	06/01/29	1,250,000	1,427,750
Unrefunded Asset-Bkd., Ser. A-1	5.750	06/01/47	1,240,000	1,246,188

Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/35	500,000	526,295
Guam Intl. Arpt. Auth. Rev., Ser. C, AMT	6.375	10/01/43	500,000	572,330
Inland Vly. Dev. Agy., Tax Alloc., Ser. A, Rfdg.	5.000	09/01/44	500,000	543,285
Irvine Unified Sch. Dist., Spl. Tax, Ser. B	5.000	09/01/51	1,000,000	1,106,690

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)

Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000%	09/01/42	1,250,000	$ 1,395,050
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	2.430(t)	08/01/23	2,000,000	1,764,820
Lincoln Calif. Pub. Fing. Auth. Spl. Assessment, Twelve Bridges Sub. Dist., Ser. B	6.000	09/02/27	1,000,000	1,088,160
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000	11/15/35	2,510,000	3,024,123
Ser. A	5.500	11/15/30	1,375,000	1,692,790
Ser. A	5.500	11/15/32	440,000	551,091
Ser. A	5.500	11/15/37	1,340,000	1,711,314

Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO (Pre-refunded date 08/01/19)(ee)	6.000	08/01/33	2,000,000	2,103,640
Los Angeles Calif. Dept. Arpts. Rev.,
Ser. A	5.000	05/15/34	1,000,000	1,030,580
Ser. A, AMT	5.000	05/15/38	2,500,000	2,753,625
Ser. A, AMT	5.000	05/15/47	1,000,000	1,134,910
Ser. A, AMT	5.250	05/15/48	1,000,000	1,175,320
Ser. B, AMT	5.000	05/15/46	1,000,000	1,125,410
Ser. C, Rfdg.	5.000	05/15/38	1,000,000	1,128,580

Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Ser. A	5.000	11/15/44	1,250,000	1,375,212
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000	07/01/39	1,000,000	1,018,270
Los Angeles Dept. of Wtr. Rev.,
Wtr. Sys., Ser. A	5.375	07/01/38	1,530,000	1,562,727
Wtr. Sys., Ser. B	5.000	07/01/34	2,500,000	2,835,650
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev.,
Linked, SAVRS, RIBS	5.750	08/10/18	700,000	705,439
Unrefunded Balance, Ser. A	5.750	07/01/21	1,940,000	2,075,102

M-S-R Energy Auth. Calif. Rev., Ser. A	6.500	11/01/39	1,000,000	1,417,080
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Ser. A, Rfdg.	5.000	05/01/39	750,000	857,723
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax,
No. 2015-1 Esencia Vlg., Ser. A	5.250	08/15/45	1,500,000	1,663,650
No. 2017-1 Esencia Vlg., Ser. A	5.000	08/15/47	1,500,000	1,672,410

Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000,000	1,135,720
Palomar Health Rev., Rfdg.	5.000	11/01/39	1,500,000	1,620,615
Palomar Pomerado Healthcare Dist. Calif., COP (Pre-refunded date 11/01/20)(ee)	6.000	11/01/41	1,200,000	1,323,336

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)

Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Ser. A, Rfdg., AGM	5.000%	09/01/29	1,750,000	$ 2,032,922
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	3.070(t)	08/01/26	1,375,000	1,072,390
Port of Oakland Rev.,
Ser. O, Rfdg., AMT	5.125	05/01/30	1,000,000	1,075,500
Sr. Lien., Ser. P, Rfdg., AMT	5.000	05/01/33	1,750,000	1,901,690

Poway Uni. Sch. Dist. Pub. Fing. Auth., Spl. Tax Ser. A, Rfdg.	5.000	09/01/35	1,000,000	1,093,830
Puerto Rico Comnwlth. Rev.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750	07/01/37	390,000	313,950
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000	07/01/47	325,000	261,625

Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C(d)	5.250	08/01/40	750,000	530,625
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, AGM	5.000	09/01/32	450,000	511,839
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS,
NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(ee)	6.368	07/01/22	45,000	48,792
NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(ee)(e)	8.741(cc)	07/01/22	1,205,000	1,408,091

Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E (Pre-refunded date 10/01/20)(ee)	6.500	10/01/40	1,000,000	1,109,670
Riverside Cnty. Infrast. Fing. Auth. Rev., Ser. A, Rfdg.	4.000	11/01/37	1,250,000	1,310,413
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000,000	1,154,190
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750	06/01/44	500,000	555,225
Roseville Calif. Spl. Tax., WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	500,000	553,310
Sacramento Area Flood Control Agy. Spl. Assessment, Ser A., Rfdg	5.000	10/01/41	1,000,000	1,155,090
Sacramento Cnty. Arpts. Sys. Rev., Ser. C, Rfdg., AMT	5.000	07/01/39	1,000,000	1,152,090
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,000,000	1,114,170
Var.-Regl., Ser. B, NATL, 3 Month LIBOR + 0.530%	1.874(c)	12/01/35	1,000,000	971,420
San Buenaventura Calif. Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	500,000	561,175

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)
San Buenaventura Calif. Rev., (cont’d.)
Cmnty. Mem. Hlth. Sys.	8.000%	12/01/26	500,000	$ 582,830

San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500,000	1,652,535
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Ser. B, AMT	5.000	07/01/43	2,000,000	2,186,960
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Ser. A	5.000	10/15/44	1,000,000	1,135,470
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Ser. A, AMT	5.250	05/01/33	500,000	558,475
Second Ser. A, Rfdg., AMT	5.000	05/01/31	1,000,000	1,097,210
Second Ser. C, Rfdg., AMT	5.000	05/01/25	1,555,000	1,679,260
Second Ser. F, Rfdg., AMT	5.000	05/01/28	1,000,000	1,075,520
Ser. A, AMT	5.000	05/01/47	1,000,000	1,139,370
Ser. D, AMT	5.000	05/01/48	1,500,000	1,726,305

San Francisco City & Cnty. Redev. Agy., Tax Alloc. Mission Bay North Redev., Ser. C (Pre-refunded date 08/01/19)(ee)	6.500	08/01/39	1,000,000	1,056,940
San Jose Calif., Library & Park Proj., GO	5.000	09/01/33	2,200,000	2,205,456
San Jose Calif., Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg. (Pre-refunded date 08/01/20)(ee)	5.500	08/01/35	1,000,000	1,082,390
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500	09/01/25	2,160,000	2,163,370
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	325,000	354,783
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.360(t)	08/01/29	1,250,000	861,863
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL	2.820(t)	08/01/28	1,055,000	793,803
South Bayside Wste. Mgmt. Auth. Calif. Rev., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000	09/01/36	500,000	524,705
Southern Cali. Pub. Power Auth. Nat. Gas Proj. Rev., LIBOR, Proj. No. 1, Ser. A, 3 Month LIBOR + 1.470%	3.050(c)	11/01/38	2,000,000	1,913,080
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250	10/01/40	700,000	828,555
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A-1	4.750	06/01/23	2,575,000	2,575,541

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Municipal Bonds (Continued)

Walnut Energy Center Auth. Rev., Rfdg.	5.000%	01/01/34	1,000,000	$ 1,134,050

TOTAL INVESTMENTS 99.3% (cost $197,644,343)				207,121,276
Other assets in excess of liabilities 0.7%				1,544,222

Net Assets 100.0%				$208,665,498

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
ETM—Escrowed to Maturity
FRDD—Financial Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
Rfdg—Refunding
RIBS—Residual Interest Bonds
SAVRS—Select Auction Variable Rate Securities
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at May 31, 2018.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
California	$—	$204,916,451	$—
Guam	—	1,098,625	—
Puerto Rico	—	1,106,200	—
Total	$—	$207,121,276	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Other information regarding the Fund is available in the Fund’smost recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 20, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date     July 20, 2018

* Print the name and title of each signing officer under his or her signature